Reserves for Future Policy Benefits and Unpaid Losses and Loss Adjustment Expenses (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reserves for Future Policy Benefits and Unpaid Losses and Loss Adjustment Expenses (Textual) [Abstract]
Current accident year benefit from discounting property and casualty reserves	$ 48	$ 58	$ 46
Accretion of discounts for prior accident years	52	38	26
Annuity Obligations	$ 834	$ 867